Accrued Expenses and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
Compensation and benefits	$5,251	$4,800
External research and development expenses	3,337	3,623
Professional services	1,956	1,795
Other liabilities	1,759	501
	$12,303	$10,719